Share-based compensation	12 Months Ended
Dec. 31, 2023
Share-based compensation
Share-based compensation

19.Share-based compensation

Share-based compensation expenses for the years presented relates to (a) share awards to directors, executive officers, employees and consultants of the Group, (b) restricted ordinary shares held in escrow by Relx Inc. to Ms. Ying (Kate) Wang, Mr. Long (David) Jiang and Mr. Yilong Wen (together, “Co-founders”), and three founding employees (together with Co-founders, the “Founding Members”) of the Group. For the years ended December 31, 2021, 2022 and 2023, total share-based compensation expenses allocated and recognized by the Group were amounted to RMB223,345, RMB166,161 and RMB362,868, respectively.

(a)Equity Incentive Plans

On September 30, 2018 and May 22, 2019, the Board of Directors of Relx Inc. respectively approved 2019 equity incentive plan and 2020 equity incentive plan (together, the “Relx Inc. Incentive Plans”) to attract, motivate, retain and reward certain directors, executive officers, employees and consultants for their contribution to the Group and to Relx Inc.’s non-PRC operations. According to the resolutions of Relx Inc.’s Board of Directors in September 2018, February 2019 and April 2019, the total number of Class B ordinary shares of Relx Inc. available for issuance under Relx Inc. Incentive Plans increased to 22,493,577. The awards granted under Relx Inc. Incentive Plans have a contractual term of ten years from the stated grant date, and are generally scheduled to be vested in four to seven years subject to a service condition and a performance condition as below.

19.Share-based compensation (Continued)

(a)Equity Incentive Plans (Continued)

The awards will vest in four to seven equal annual installments, with the number of vested awards for each installment determined based on the grantee’s performance rating during each year. No objective measurement metrics used to determine the performance rating was provided on the stated grant date, and the actual performance rating will only be subjectively determined by Relx Inc.’s chief executive officer after the end of the corresponding year for each annual installment in the period from January 2, 2018 (date of inception) to December 31, 2018 and the year ended December 31, 2019; and from January 1, 2020, the performance rating will be subjectively determined by the compensation committee of Relx Inc. at the end of the corresponding year for each annual installment. Therefore, the stated grant date does not meet the definition of the accounting grant date as there was no mutual understanding of the key terms and conditions. For each annual installment, the accounting grant date is considered to be the date the performance evaluation for corresponding year is completed and communicated, which is the date used to measure the share-based compensation expense. As the awards contain a performance condition that if not satisfied during the year preceding the accounting grant date results in forfeiture of the award, the awards have a service inception date preceding the grant date pursuant to ASC 718-10-55-108;

Subject to Relx Inc.’s repurchase right, in the event that the grantee voluntarily terminates employment with the Group within the stated vesting period, any awards vested in prior years will be forfeited and any shares issued from exercised awards will be repurchased at the exercise price paid by the grantee. The Group considered this repurchase feature equivalent to a forfeiture provision that creates an in-substance cliff vesting in four to seven years since the stated grant date.

In accordance with ASC 718 Compensation — Stock Compensation, the share-based awards under Relx Inc. Incentive Plans are classified as equity awards. Share-based compensation expenses were accrued beginning on the service inception date (i.e. the stated grant date) and will be re-measured on each subsequent reporting date before the accounting grant date is established. The estimates of the awards’ fair values will be fixed when the accounting grant date occurs and will continue to be amortized over the remaining requisite service period.

On December 28, 2020, the Board of Directors of the Company approved a resolution to adopt the 2021 share incentive plan (the “2021 Plan”), effective upon the completion of IPO of the Group. After the successful IPO of the Group, the Company assumes all outstanding share incentive awards issued under Relx Inc. Incentive Plans and to administer the assumed awards pursuant to the 2021 Plan. The maximum aggregate number of ordinary shares that may be issued pursuant to all awards under the 2021 Plan (the “Award Pool”) will consist of (i) 22,493,577 Class A ordinary shares to be assumed from outstanding share incentive awards issued under Relx Inc. Incentive Plans, and (ii) 5,747,262 Class A ordinary shares initially, which may be further increased as determined by the Board of Directors.

On January 11, 2021, the Board of Directors of the Company approved a resolution to subdivide each of its authorized ordinary shares (including all issued and unissued ordinary shares) into ten ordinary shares, which was accounted for as a share split (refer to Note1, the “Share Split”). On April 16, 2021, the Share Distribution was completed (refer to Note1, the “Share Distribution”). In connection with the Share Distribution and Share Split, the Company granted share awards under the 2021 Plan to assume all the outstanding share incentive awards issued under Relx Inc. Incentive Plans with the same remaining requisite vesting periods and vesting conditions on April 16, 2021, and each granted share is subdivided into ten shares. Relx Inc. Incentive Plans were cancelled when the option grants were all completed. The Award Pool will consist of (i) 224,935,770 Class A ordinary shares assumed from outstanding share incentive awards issued under Relx Inc. Incentive Plans, and (ii) 57,472,620 Class A ordinary shares initially, which may be further increased as determined by the Board of Directors. The Company accounted for the awards granted under the 2021 Plan in connection with the Share Distribution as a modification under ASC 718 and assessed that there was no incremental fair value before and after the modification date.

19.Share-based compensation (Continued)

(a)Equity Incentive Plans (Continued)

In connection with the Share Distribution, the Company also granted option awards under the 2021 Plan to nonemployees who provide services to Relx Inc. to assume the outstanding share incentive awards issued under the Relx Inc. Incentive Plans with the same remaining requisite vesting periods and vesting conditions on April 16, 2021. Immediately before and after the Share Distribution, the Company and Relx Inc. are ultimately controlled by their common shareholders. In connection with the share-based awards to employees of Relx Inc., the Company does not require service or any form of payment in return from Relx Inc. for such awards. Therefore, such share awards granted to employees of Relx Inc. were measured at fair value on the grant date and recognized as a dividend to the shareholders. In accordance with ASC 718 Compensation - Stock Compensation, the share-based awards to employees of Relx Inc will be re-measured on each subsequent reporting date before the accounting grant date is established. The estimates of the awards’ fair values will be fixed when the accounting grant date occurs, and the re-measured results will be accounted as the adjustment to the amount of the dividend to the Shareholders.

On November 1, 2022, the Company announced a resolution to amend the unexercised options by adjusting downward the exercise price to US$0 per share, and the scope of the employees subject to adjustment of exercise price is certain full-time employees who hold options of the Company and will continue to serve the Company or its subsidiaries or affiliates as of January 1, 2023. The Company accounted for the adjustment as a modification under ASC 718, assessed the incremental fair value before and after the modification date and recognized the incremental compensation cost accordingly. The total incremental cost as a result of the modification was RMB22,307 and will be recorded over the remaining service periods.

Share Options

The summary of the options granted to the directors, executive officers, employees and consultants of the Group as of December 31, 2021, 2022 and 2023 is presented below:

		Granted
		(For Purposes of Measuring
		Share‑based
	Contractually Granted	Compensation Expense)
As of January 1, 2021	124,660,750	11,271,880
Granted	1,920,500	4,563,790
As of December 31, 2021	126,581,250	15,835,670
Granted	—	27,846,178
As of December 31, 2022	126,581,250	43,681,848
Granted	12,012,400	30,811,514
As of December 31, 2023	138,593,650	74,493,362

19.Share-based compensation (Continued)

(a)Equity Incentive Plans (Continued)

			Weighted
		Weighted	Average	Aggregate
		Average Exercise	Remaining	Intrinsic
	Number	Price	Contractual Life	Value
	of Shares	(US$)	(Years)	(in thousands US$)
Outstanding as of January 1, 2021	11,057,510	0.181	8.13	97,280
Granted	4,563,790	0.670	7.87	14,741
Forfeited	(1,695,896)	0.222	—	—
Outstanding as of December 31, 2021	13,925,404	0.336	7.35	49,627
Granted	27,846,178	0.171	7.41	59,041
Forfeited	(303,241)	0.780	—	—
Outstanding as of December 31, 2022	41,468,341	0.171	7.06	88,297
Granted	30,811,514	0.130	6.85	48,251
Exercised	(10,802,458)	0.268	—	—
Forfeited	(9,056,467)	0.144	—	—
Outstanding as of December 31, 2023	52,420,930	0.163	6.62	116,149

Vested and Exercisable as of December 31, 2021	1,115,739	0.009	7.00	4,341
Vested and Exercisable as of December 31, 2022	11,126,832	0.200	6.24	23,361
Vested and Exercisable as of December 31, 2023	6,221,650	0.190	5.48	11,263

As of December 31, 2022 and 2023, 5,973,185 and 7,817,866 outstanding share options were held by nonemployees mainly including employees of Relx Inc.

RSU

The summary of the restricted share units (RSU) activity under the 2021 Plan during the years ended December 31, 2021, 2022 and 2023 is presented below:

		Granted
		(For Purposes of Measuring
		Share-based
	Contractually Granted	Compensation Expense)
As of December 31, 2021	8,514,375	—
Granted	22,467,333	4,434,659
Forfeited	—	(80,321)
As of December 31, 2022	30,981,708	4,354,338
Granted	9,514,319	2,471,222
Vested	—	(458,719)
Forfeited	—	(3,413,780)
As of December 31, 2023	40,496,027	2,953,061

For the years ended December 31, 2021, 2022 and 2023, the share-based compensation expenses recognized by the Group for share awards under the Equity Incentive Plans were RMB211,947, RMB166,161 and RMB362,868, respectively. As of December 31, 2023, there was unrecognized compensation expense amounted to RMB563,615 attributable to the Group related to unvested share awards which are expected to be recognized over a weighted average period of 1.27 years.

For the years ended December 31, 2021, 2022 and 2023, the number of vested options were 1,115,739, 10,011,093 and 5,897,276, the number of exercised options were nil,9,648,928, and 11,364,636.

19.Share-based compensation (Continued)

(a)Equity Incentive Plans (Continued)

For the years ended December 31, 2021, 2022 and 2023, the number of vested RSU were nil, nil and 469,719.

The fair value for each of the share options granted under the Equity Incentive Plans for the years ended December 31, 2021, 2022 and 2023 was estimated on the grant dates or at the end of each reporting period when an accounting grant date was not established, using a binomial option pricing model with the following assumptions used:

For the year ended
	December 31, 2021	December 31, 2022	December 31, 2023
Risk-free interest rate	1.01%~1.74%	3.93%~3.99%	3.55%~4.18%
Expected terms (in years)	7~9	5~8	5~8
Expected volatility	50.33%~53.78%	86.07%~87.99%	77.50%~87.20%
Expected dividend yield	—	—	—
Fair value of underlying ordinary share (US$)	3.9	2.3	2.0

The risk-free interest rate is estimated based on the daily treasury long-term rate of U.S. Department of the Treasury with a maturity period close to the expected term of the options. The expected volatility as of December 31, 2021, 2022 and 2023 is estimated based on the annualized standard deviation of daily stock price of the company and comparable companies with a time horizon close to the expected term. Expected term is the remaining life from the valuation date to the maturity of the contract life of the options. Relx Inc. and the Company have no determined plan of paying significant dividends on its ordinary shares.

(b)Restriction of Relx Inc.’s ordinary shares held by the Founding Members

On May 18, 2018, upon the completion of the Domestic PS Financing, the Founding Members agreed to put all their ordinary shares in Beijing Wuxin into escrow (“Beijing Wuxin’s Restricted Ordinary Shares”) and the Group released the shares from escrow to them only if specified service criteria are met. One half of Beijing Wuxin’s Restricted Ordinary Shares shall be vested on the second anniversary of grant date and the remaining would be vested bi-annually in equal installments over the next two years after the second anniversary of the commencement date. All Beijing Wuxin’s Restricted Ordinary Shares are subject to accelerated vesting under certain circumstances including a successful Initial Public Offering (“IPO”) of Beijing Wuxin. Such restriction is deemed as a compensatory arrangement for services to be provided by the Founding Members, and therefore accounted for as a share-based compensation arrangement. The share-based compensation expenses related to Beijing Wuxin’s Restricted Ordinary Shares are recognized on a straight-line basis.

On September 27, 2018, all the Founding Members’ ordinary shares in Beijing Wuxin (including the shares under the Beijing Wuxin’s Restricted Ordinary Shares arrangement) were replaced by the ordinary shares of Relx Inc. (the “Relx Inc.’s Restricted Ordinary Shares”) in conjunction with the First Reorganization and Relx Inc.’s Restricted Ordinary Shares continued to subject to the same remaining vesting schedule as the original restriction arrangement. Relx Inc.’s Restricted Ordinary Shares continued to be subject to accelerated vesting under certain circumstances including a successful IPO of Relx Inc. As disclosed in Note 1(b)(i), the change in the terms of Beijing Wuxin’s Restricted Ordinary Shares was a modification as it was conducted in conjunction with the First Reorganization which was similar to under a common control and the modification impact was evaluated not material. The Group continued to recognize the share-based compensation expenses related to Relx Inc.’s Restricted Ordinary Shares in its consolidated statements of comprehensive income with the amount allocated by Relx Inc.

On December 17, 2020, the Founding Members, Relx Inc. and Relx Inc.’s preferred shareholders entered into a series of agreements regarding the corporate restructuring following a successful IPO of the Group, pursuant to which, Relx Inc.’s Restricted Ordinary Shares held by the Founding Members, which were subject to accelerated vesting upon a successful IPO of Relx Inc., will now be fully vested to the Founding Members upon a successful IPO of the Group. The amendment on the accelerated vesting condition was a modification under ASC 718 and the accounting impact of the modification was not material, as the modification was on vesting conditions of the awards and had no impact on the awards’ fair value immediately before and after the modification.

19.Share-based compensation (Continued)

(b)Restriction of RELX’s ordinary shares held by the Founding Members (continued)

In January 2021, the Company completed its IPO on the New York Stock Exchange (“NYSE”). Upon the completion of IPO, the Group recognized RMB11,398 share-based compensation expenses related to Relx Inc.’s Restricted Ordinary Shares because the accelerated vesting condition was achieved.

The following table sets forth the summary of restricted shares activities of Relx Inc. (*):

		Weighted‑Average
	Number of Restricted	Grant Date
	Shares Granted	Fair Value
		US$
Outstanding as of January 1, 2020	65,571,473	0.09
Granted	—	—
Vested	(40,982,171)	0.09
Forfeited	—	—
Outstanding as of December 31, 2020	24,589,302	0.09
Granted	—	—
Vested	(24,589,302)	0.09
Forfeited	—	—
Outstanding as of December 31, 2021	—	—
(*)	The share-based compensation expenses discussed below only include the expenses attributable to the Group.

The number of Relx Inc.’s Restricted Ordinary Shares vested during the years ended December 31, 2021, 2022 and 2023 were 24,589,302, nil and nil, respectively.

For the years ended December 31, 2021,2022 and 2023, share-based compensation expenses recognized and associated with the Beijing Wuxin’s Restricted Ordinary Shares or Relx Inc.’s Restricted Ordinary Shares attributable to the Group were RMB11,398, nil and nil, respectively.

In order to determine the fair value of Relx Inc.’s Restricted Ordinary Shares, the Group first determined Relx Inc.’s equity value and then allocated the equity value to each element of Relx Inc.’s capital structure (preferred shares and ordinary shares) using a combination of the probability-weighted expected return method and the option pricing method. In determining the equity value of Relx Inc., the Group used the discounted cash flow (DCF) method of the income approach as the primary valuation approach, and to cross-check the reasonableness of results derived under the income approach by the market approach. The DCF analysis is performed using the projected cash flows developed by Relx Inc. based on its best estimates as of the valuation date. The determination of fair value requires complex and subjective judgments to be made regarding projected financial and operating results, unique business risks, the liquidity of shares and operating history and prospects at the time of valuation. The major assumptions used in the DCF analysis are discount rate and discount for lack of marketability (DLOM). The discount rates applied in the DCF analysis are based on the weighted average cost of capital (WACC) determined after considering factors including risk-free rate, comparative industry risk, equity risk premium, company size and non-systematic risk factors; while the DLOM was estimated based on the value of a put option determined by using the Finnerty model. The value of a put option serves as a proxy for the premium a willing buyer would pay to guarantee the marketability and price of the underlying asset in the future.